DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SCHEDULE OF DERIVATIVE LIABILITIES

The derivative liabilities as of September 30, 2024 and December 31, 2023 were as follows:

	September 30, 2024	December 31, 2023
Fair value of the Platinum Point Warrants (25,000 warrants)	-	17,500
	$-	$17,500

The derivative liabilities as of December 31, 2023 and December 31, 2022 were as follows:

	December 31, 2023	December 31, 2022

Fair value of the Platinum Point Warrants (25,000 warrants)	$17,500	$-
	$17,500	$-

SCHEDULE OF ACTIVITY RELATED TO DERIVATIVE LIABILITIES

Activity related to the derivative liabilities for the nine months ended September 30, 2024 were as follows:

Beginning balance as of December 31, 2023	$17,500
Change in fair value of warrant - derivative liability	(17,500)
Ending balance as of September 30, 2024	$-

Activity related to the derivative liabilities for the year ended December 31, 2023 is as follows:

Beginning balance as of December 31, 2022	$-
Warrants/conversion option – derivative liabilities recognized due to reverse acquisition	219,172
Extinguishment of conversion option derivative liabilities due to debt extinguishment	(160,002)
Change in fair value of warrants/conversion option - derivative liabilities	(41,670)
Ending balance as of December 31, 2023	$17,500

Black Scholes Valuation Model [Member]
SCHEDULE OF VALUATION ASSUMPTIONS

The fair value of the Platinum Point Warrants derivative liability was estimated using a Black-Scholes valuation model with a stock price of $11.60. Changes to the inputs used in the model could produce a significantly higher or lower fair value. The following assumptions were used as of September 30, 2024 and December 31, 2023:

	Nine Months Ended September 30, 2024		Year Ended December 31, 2023

Expected term (years)	N/A		0.12
Expected volatility	N/A	%	1,288.16%
Expected dividend yield	N/A	%	0.00%
Risk-free interest rate	N/A	%	4.79%

The fair value of the Platinum Point Warrants derivative liability is estimated using a Black-Scholes valuation model with a stock price of $11.60. Changes to the inputs used in the model could produce a significantly higher or lower fair value. The following assumptions were used as of December 31, 2023 and December 31, 2022:

	For the Years Ended
	December 31,	December 31,
	2023	2022

Expected term (years)	0.12	-
Expected volatility	1,288.16%	-
Expected dividend yield	0.00%	-
Risk-free interest rate	4.79%	-